Other income and other expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Income And Expenses [Abstract]
Summary of Other Income and Expense

Other income is analysed as follows:

	2025	2024	2023
Gain on disposal of certain items of property	4,522	3	4
VAT relief	951	1,169	1,475
Reimbursements	698	935	2,875
Other	3,431	2,694	2,762
Total	9,602	4,801	7,116